Other (losses)/gains, net - Summary of Other (losses)/gains, net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Gains Losses [Abstract]
Government grants	¥ 52	¥ 30	¥ 9
Impairment provision for investments in associates	(2)	(2)
Net foreign exchange (losses)/gains	(31)	18	(23)
Gain on step-up acquisition arising from business combination (Note 24(b))		72
Fair value change of financial assets	(30)
Others	(18)	6	1
Other gains (losses)	¥ (29)	¥ 124	¥ (13)